Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,861,079.95
Previously Paid Amount
Total Fee Amount	1,509.74
Total Offset Amount
Net Fee	$ 1,509.74